Financial assets and liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Issuance warrants exercised period	7 years
Fair value	$ 4,500,000	$ 2,200,000
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)	2,224,669	1,769,669
Fair value	$ 4,449,819	$ 2,185,476